Schedule of Investments (unaudited)
January 31, 2024
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobile Components — 1.3%
Aptiv PLC(a)	825	$ 67,097
Automobiles — 2.1%
General Motors Co.	2,722	105,614
Banks — 7.7%
Citigroup, Inc.	3,042	170,869
Citizens Financial Group, Inc.	1,687	55,165
First Citizens BancShares, Inc., Class A	60	90,600
Wells Fargo & Co.	1,641	82,345
		398,979
Beverages — 1.8%
Keurig Dr. Pepper, Inc.	3,011	94,666
Building Products — 2.9%
Allegion PLC	738	91,431
Johnson Controls International PLC	1,075	56,642
		148,073
Capital Markets — 2.6%
Raymond James Financial, Inc.	768	84,618
UBS Group AG, Registered Shares	1,689	50,556
		135,174
Chemicals — 1.3%
International Flavors & Fragrances, Inc.	849	68,497
Communications Equipment — 2.8%
Cisco Systems, Inc.	2,866	143,816
Consumer Finance — 1.6%
American Express Co.	415	83,307
Consumer Staples Distribution & Retail — 2.7%
Dollar General Corp.	390	51,507
Dollar Tree, Inc.(a)	686	89,606
		141,113
Containers & Packaging — 2.7%
Crown Holdings, Inc.	671	59,384
Sealed Air Corp.	2,370	81,883
		141,267
Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	3,744	158,559
Electric Utilities — 2.1%
Exelon Corp.	2,167	75,433
NextEra Energy, Inc.	544	31,895
		107,328
Electrical Equipment — 2.6%
Acuity Brands, Inc.	345	82,165
Sensata Technologies Holding PLC	1,470	53,170
		135,335
Electronic Equipment, Instruments & Components — 1.2%
Zebra Technologies Corp., Class A(a)	255	61,085
Financial Services — 3.3%
Fidelity National Information Services, Inc.	1,634	101,733
Visa, Inc., Class A	253	69,135
		170,868
Food Products — 2.6%
Kraft Heinz Co. (The)	3,638	135,079
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	3,046	117,850
Security	Shares	Value
Health Care Providers & Services — 7.0%
Cardinal Health, Inc.	1,169	$ 127,643
Cigna Group (The)	208	62,598
Elevance Health, Inc.	232	114,478
Humana, Inc.	153	57,843
		362,562
Household Durables — 2.5%
Sony Group Corp., ADR(b)	1,338	130,789
Insurance — 7.8%
American International Group, Inc.	2,001	139,090
Fidelity National Financial, Inc., Class A	1,008	50,430
Prudential PLC	7,590	77,969
Willis Towers Watson PLC	541	133,248
		400,737
IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A	1,232	95,012
Leisure Products — 2.0%
Hasbro, Inc.	2,068	101,229
Life Sciences Tools & Services — 4.6%
Avantor, Inc.(a)	2,988	68,694
Fortrea Holdings, Inc.(a)	2,655	82,199
Thermo Fisher Scientific, Inc.	163	87,854
		238,747
Machinery — 4.0%
CNH Industrial NV	4,945	59,340
Komatsu Ltd.	1,600	45,520
Pentair PLC	461	33,731
Westinghouse Air Brake Technologies Corp.	493	64,864
		203,455
Media — 1.9%
Comcast Corp., Class A	2,067	96,198
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	1,000	57,990
Oil, Gas & Consumable Fuels — 7.6%
Cheniere Energy, Inc.	669	109,709
Kosmos Energy Ltd.(a)	11,117	67,369
Shell PLC	4,256	131,946
Woodside Energy Group Ltd.	3,939	82,389
		391,413
Personal Care Products — 1.3%
Unilever PLC, ADR	1,329	64,709
Pharmaceuticals — 3.9%
Eli Lilly & Co.	98	63,270
Pfizer, Inc.	1,126	30,492
Sanofi SA	1,088	108,958
		202,720
Software — 1.7%
Microsoft Corp.	221	87,865
Specialized REITs — 1.7%
Crown Castle, Inc.	806	87,250
Technology Hardware, Storage & Peripherals — 2.2%
Western Digital Corp.(a)	1,954	111,866
Textiles, Apparel & Luxury Goods — 1.0%
Gildan Activewear, Inc.	1,482	48,921
Total Long-Term Investments — 98.9% (Cost: $5,002,316)		5,095,170

Schedule of Investments (unaudited)  (continued)
January 31, 2024
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(c)(d)	31,228	$ 31,228
SL Liquidity Series, LLC, Money Market Series, 5.49%(c)(d)(e)	129,305	129,357
Total Short-Term Securities — 3.1% (Cost: $160,578)		160,585
Total Investments — 102.0% (Cost: $5,162,894)		5,255,755
Liabilities in Excess of Other Assets — (2.0)%		(101,549)
Net Assets — 100.0%		$ 5,154,206
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 77,979	$ —	$ (46,751)(a)	$ —	$ —	$ 31,228	31,228	$ 1,298	$ —
SL Liquidity Series, LLC, Money Market Series	195,459	—	(66,125)(a)	25	(2)	129,357	129,305	61(b)	—
				$ 25	$ (2)	$ 160,585		$ 1,359	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)  (continued)
January 31, 2024
BlackRock Sustainable U.S. Value Equity Fund
Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobile Components	$ 67,097	$ —	$ —	$ 67,097
Automobiles	105,614	—	—	105,614
Banks	398,979	—	—	398,979
Beverages	94,666	—	—	94,666
Building Products	148,073	—	—	148,073
Capital Markets	84,618	50,556	—	135,174
Chemicals	68,497	—	—	68,497
Communications Equipment	143,816	—	—	143,816
Consumer Finance	83,307	—	—	83,307
Consumer Staples Distribution & Retail	141,113	—	—	141,113
Containers & Packaging	141,267	—	—	141,267
Diversified Telecommunication Services	158,559	—	—	158,559
Electric Utilities	107,328	—	—	107,328
Electrical Equipment	135,335	—	—	135,335
Electronic Equipment, Instruments & Components	61,085	—	—	61,085
Financial Services	170,868	—	—	170,868
Food Products	135,079	—	—	135,079
Health Care Equipment & Supplies	117,850	—	—	117,850
Health Care Providers & Services	362,562	—	—	362,562
Household Durables	130,789	—	—	130,789
Insurance	322,768	77,969	—	400,737
IT Services	95,012	—	—	95,012
Leisure Products	101,229	—	—	101,229
Life Sciences Tools & Services	238,747	—	—	238,747
Machinery	157,935	45,520	—	203,455
Media	96,198	—	—	96,198
Multi-Utilities	57,990	—	—	57,990
Oil, Gas & Consumable Fuels	177,078	214,335	—	391,413
Personal Care Products	64,709	—	—	64,709
Pharmaceuticals	93,762	108,958	—	202,720
Software	87,865	—	—	87,865
Specialized REITs	87,250	—	—	87,250
Technology Hardware, Storage & Peripherals	111,866	—	—	111,866
Textiles, Apparel & Luxury Goods	48,921	—	—	48,921
Short-Term Securities
Money Market Funds	31,228	—	—	31,228
	$ 4,629,060	$ 497,338	$ —	5,126,398
Investments valued at NAV(a)				129,357
				$ 5,255,755
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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